SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS

NOTE 8. SUBSEQUENT EVENTS

The Company evaluates events that have occurred after the balance sheet date but before the condensed consolidated financial statements are issued. Based upon the evaluation, the Company did not identify any recognized or non-recognized subsequent events that would have required adjustment or disclosure in the condensed consolidated financial statements.

Note 10. SUBSEQUENT EVENTS

Senior Convertible Notes Payable

On January 29, 2013, the Company entered into a securities purchase agreement (the "Securities Purchase Agreement") with Robert John Sali, pursuant to which Mr. Sali ("Purchaser") purchased from the Company (i) a $500,000 principal amount senior convertible note of the Company (the "Convertible Note") and (ii) common stock purchase warrants to purchase up to an aggregate of 40,710 shares of the Company's common stock (the "Warrant") (which number of shares represents the quotient obtained by dividing (x) $25,000 (5% of the $500,000 principal amount of the Convertible Note) by (y) $0.6141 (the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding January 29, 2013)). The Company generated aggregate proceeds of $500,000 from the sale of these securities pursuant to the Securities Purchase Agreement. The Company intends to use such proceeds for working capital purposes.

The Convertible Note bears interest at 18% per annum, provides for cash interest payments on a monthly basis, matures on January 28, 2016, is redeemable at the option of the holder at any time after January 28, 2014 subject to certain limitations, is convertible into shares of the Company's common stock at the option of the holder at an initial conversion price of $0.6755 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding January 29, 2013) subject to certain anti-dilution protection and is a senior unsecured obligation of the Company. The Convertible Note does not restrict the Company's ability to incur future indebtedness.

The Warrant is exercisable at initial exercise price of $0.6755 per share (which represents 110% of the 30-day weighted average closing price per share of the Company's common stock, as reported on the OTC Bulletin Board, preceding January 29, 2013) subject to certain anti-dilution protection and may be exercised at the option of the holder for cash or on a cashless basis until January 28, 2018.

Employment Agreements

Effective February 19, 2013, as a result of the Company's appointment of Jeffrey Holman as the Company's President, Mr. Frija resigned the position of President and Mr. Frija will continue in his role as Chief Executive Officer of Company under the terms of his February 27, 2012 employment Agreement.

On February 19, 2013, the Company entered into the aforesaid employment agreement with Mr. Holman pursuant to which Mr. Holman will be employed as President of the Company for a term that shall begin on February 19, 2013, and, unless sooner terminated as provided therein, shall end on December 31, 2015; provided that such term of employment shall automatically extend for successive one-year periods unless either party gives at least six months' advance written notice of its intention not to extend the term of employment. Mr. Holman will receive a base salary of $182,000 for the first two years of the employment agreement. Mr. Holman shall be eligible to participate in the Company's annual performance based bonus program, as the same may be established from time to time by the Company's Board of Directors in consultation with Mr. Holman for executive officers of the Company.

In addition, the Company may terminate Mr. Holman's employment at any time, with or without cause (as defined in the employment agreement), and Mr. Holman may terminate his employment with the Company without or for good reason (as defined in the employment agreement), provided that termination by either party is subject to advance written notice and, in most instances, the satisfaction of other conditions. Under the employment agreement, in the event Mr. Holman's employment is terminated by the Company without cause or by Mr. Holman for good reason, Mr. Holman will be entitled to receive severance benefits equal to three months of his base salary for each year of service. Mr. Holman' employment agreement also contains term and post-termination non-solicitation, confidentiality and non-competition covenants.